Commitments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitment And Contingencies [Line Items]
Purchase commitments under non-cancellable contracts	$ 98
Operating Leases Rent Expense Net	$ 1,826	$ 1,980	$ 1,093